Average Annual Total Returns - BlackRock Equity Dividend V.I. Fund	May 01, 2021
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Class I
Average Annual Return:
1 Year	3.91%
5 Years	10.85%
10 Years	10.41%
Class III
Average Annual Return:
1 Year	3.57%
5 Years	10.57%
10 Years	10.14%